Share-Based Compensation (Details) - Schedule of Options Activities ¥ / shares in Units, ¥ in Thousands			6 Months Ended		12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 $ / shares	Jun. 30, 2024 CNY (¥) ¥ / shares shares	Jun. 30, 2024 CNY (¥) $ / shares ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 $ / shares	Jun. 30, 2024 $ / shares
Schedule of Options Activities [Abstract]
Number of options, Options outstanding | shares	24,529		356,902		43,366
Weighted average exercise price, Options outstanding | $ / shares		$ 0.0504		$ 0.00193		$ 0.0504
Weighted average grant date fair value, Options outstanding | ¥ / shares	¥ 9,400.37		¥ 653.55		¥ 5,289.26
Weighted average remaining contractual term, Options outstanding	6 years 11 months 4 days		9 years 4 months 17 days		7 years 5 months 12 days
Aggregate intrinsic value, Options outstanding | ¥	¥ 3,028		¥ 5,077		¥ 1,116
Number of options, Options vested and expected to vest as of December 31, 2023 | shares			356,902	356,902
Weighted average exercise price, Options vested and expected to vest as of December 31, 2023 | $ / shares							$ 0.00193
Weighted average grant date fair value, Options vested and expected to vest as of December 31, 2023 | ¥ / shares			¥ 653.55	$ 653.55
Weighted average remaining contractual term, Options vested and expected to vest as of December 31, 2023			9 years 4 months 17 days
Aggregate intrinsic value, Options vested and expected to vest as of December 31, 2023 | ¥			¥ 5,077	$ 5,077
Number of options, Options exercisable as of December 31, 2023 | shares			356,902	356,902
Weighted average exercise price, Options exercisable as of December 31, 2023 | $ / shares							$ 0.00193
Weighted average grant date fair value, Options exercisable as of December 31, 2023 | ¥ / shares			¥ 653.55	$ 653.55
Weighted average remaining contractual term, Options exercisable as of December 31, 2023			9 years 4 months 17 days
Aggregate intrinsic value, Options exercisable as of December 31, 2023 | ¥			¥ 5,077	$ 5,077
Number of options Granted | shares			1,000,000		37,494
Weighted average exercise price Granted | $ / shares				$ 0.00021		0.0025
Weighted average grant date fair value Granted | ¥ / shares			¥ 23.37		¥ 54.21
Number of options Exercised | shares			(682,866)		(18,332)
Weighted average exercise price Exercised | $ / shares				0.00021		0.0504
Weighted average grant date fair value Exercised | ¥ / shares			¥ 24.14		¥ 54.21
Number of options Forfeited | shares			(3,598)		(325)
Weighted average exercise price Forfeited | $ / shares				$ 0.00441		$ 0.0504
Weighted average grant date fair value Forfeited | ¥ / shares			¥ 684.41		¥ 4,504.06